Shareholder Report, Average Annual Return (Details)		12 Months Ended	57 Months Ended		60 Months Ended	100 Months Ended		102 Months Ended	116 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025		Jul. 31, 2025	Jul. 31, 2025		Jul. 31, 2025 [3]	Jul. 31, 2025 [7]	Jul. 31, 2025
The Income Fund of America - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	6.01%			8.33%					7.10%
The Income Fund of America - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	10.60%			8.80%					7.07%
The Income Fund of America - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	9.95%			9.35%	7.77%	[2]
The Income Fund of America - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class F-1
Average Annual Return, Percent	[1]	12.39%			9.54%					7.65%
The Income Fund of America - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class F-2
Average Annual Return, Percent	[1]	12.66%			9.83%					7.93%
The Income Fund of America - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class F-3
Average Annual Return, Percent	[1]	12.82%			9.95%			8.18%
The Income Fund of America - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	8.44%			8.79%					7.29%
The Income Fund of America - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	10.57%			8.75%					7.26%
The Income Fund of America® - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-E
Average Annual Return, Percent	[1]	12.18%			9.32%					7.42%
The Income Fund of America - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	9.89%			9.30%	7.71%	[4]
The Income Fund of America® - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-F-1
Average Annual Return, Percent	[1]	12.57%			9.76%					7.89%
The Income Fund of America® - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-F-2
Average Annual Return, Percent	[1]	12.67%	10.73%	[5]
The Income Fund of America - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-F-3
Average Annual Return, Percent	[1]	12.76%	10.77%	[6]
The Income Fund of America - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-1
Average Annual Return, Percent	[1]	11.57%			8.76%					6.88%
The Income Fund of America - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-2
Average Annual Return, Percent	[1]	11.60%			8.76%					6.88%
The Income Fund of America - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-2E
Average Annual Return, Percent	[1]	11.88%			9.08%					7.20%
The Income Fund of America - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-3
Average Annual Return, Percent	[1]	12.08%			9.24%					7.35%
The Income Fund of America - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-4
Average Annual Return, Percent	[1]	12.41%			9.57%					7.68%
The Income Fund of America - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-5E
Average Annual Return, Percent	[1]	12.63%			9.79%				8.19%
The Income Fund of America - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-5
Average Annual Return, Percent	[1]	12.77%			9.91%					8.00%
The Income Fund of America Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class R-6
Average Annual Return, Percent	[1]	12.81%			9.95%					8.05%
Without Sales Load [Member] | The Income Fund of America - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	12.47%			9.62%					7.73%
Without Sales Load [Member] | The Income Fund of America - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	11.60%			8.80%					7.07%
Without Sales Load [Member] | The Income Fund of America - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	12.75%			9.90%	8.10%	[2]
Without Sales Load [Member] | The Income Fund of America - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	12.39%			9.57%					7.67%
Without Sales Load [Member] | The Income Fund of America - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	11.57%			8.75%					7.26%
Without Sales Load [Member] | The Income Fund of America - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Income Fund of America — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	12.69%			9.85%	8.04%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	16.33%	16.69%	[5],[6]	15.88%	14.56%	[2],[4]	14.63%	14.11%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	11.81%	10.46%	[5],[6]	9.88%	10.12%	[2],[4]	10.18%	9.87%	9.58%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[8]	3.38%	(0.85%)	[5],[6]	(1.07%)	1.57%	[2],[4]	1.64%	1.70%	1.66%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.